                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05984
                                                    -----------

                           The New Ireland Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Kleinwort Benson Investors International, Ltd.
                        One Rockefeller Plaza, 32nd Floor
                               New York, NY 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                    BNY Mellon Investment Servicing (US) Inc.
                          One Boston Place, 34th Floor
                                Boston, MA 02108
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 508 871 8500
                                                           --------------

                       Date of fiscal year end: October 31
                                               ------------

                     Date of reporting period: July 31, 2011
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE  OF  INVESTMENTS.

The Schedule of Investments is attached herewith.

                                       THE
                                   NEW IRELAND
                                      FUND

                              First Quarter Report
                                  July 31, 2011

                         INVESTMENT SUMMARY (UNAUDITED)

                                TOTAL RETURN (%)

                    MARKET VALUE (a)        NET ASSET VALUE (a)
                  ----------------------   ----------------------
                                AVERAGE                  AVERAGE
                  CUMULATIVE   ANNUAL(b)   CUMULATIVE   ANNUAL(b)
                  ----------   ---------   ----------   ---------
Current Quarter     (5.58)      (5.58)       (7.35)      (7.35)
One Year            27.28       27.28        21.34       21.34
Three Year         (16.44)      (5.81)       (13.89)     (4.86)
Five Year          (32.16)      (7.47)       (30.43)     (7.00)
Ten Year            64.38        5.10         52.82       4.40

                        PER SHARE INFORMATION AND RETURNS

                                                                                                                2011
                            2001     2002    2003     2004   2005     2006      2007    2008   2009    2010     YTD
                           ------   ------   -----   -----   -----   ------   ------  ------   -----   -----   -----
Net Asset Value ($)         13.28    11.04   16.29   20.74   24.36    32.55    30.95   10.18    8.20    7.70    8.95
Income Dividends ($)        (0.01)   (0.03)     --   (0.09)  (0.03)   (0.16)   (0.24)  (0.36)  (0.33)     --   (0.06)
Capital Gains
Other Distributions ($)     (2.65)   (0.69)     --      --      --    (1.77)   (2.40)  (4.86)  (2.76)     --      --
Total Return (%) (a)       -20.99   -11.44   47.55   28.14   17.51    45.97     2.88  -58.62   26.91   -6.10   17.24 (b)


Notes

(a) Total Market Value returns reflect changes in share market prices and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend Reinvestment and Cash Purchase Plan ("the Plan"). Total Net Asset Value returns reflect changes in share net asset value and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Plan. For more information with regard to the Plan, see the most recent annual report filed with the Securities and Exchange Commission.

(b)   Periods less than one year are not annualized.

PAST RESULTS ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.

                 Portfolio by Market Sector as of July 31, 2011
                           (Percentage of Net Assets)
                                   (Unaudited)

                                  [PIE CHART]

Food and Agriculture                     4.60%
Business Services                        5.45%
Diversified Financial Services           5.58%
Energy                                   6.46%
Health Care Services                     8.51%
Transportation                          12.25%
Other Assets                            15.20%
Agriculture Operations                   4.58%
Construction and Building Materials     21.81%
Food and Beverages                      15.56%

                 Top 10 Holdings by Issuer as of July 31, 2011

HOLDING                        SECTOR                                % OF NET ASSETS
----------------------------   -----------------------------------   ---------------
CRH PLC                        Construction and Building Materials        13.41%
Ryanair Holdings PLC           Transportation                              7.41%
DCC PLC                        Business Services                           5.45%
C&C Group PLC                  Food and Beverages                          4.75%
Kingspan Group PLC             Construction and Building Materials         4.70%
Kerry Group PLC, Series A      Food and Beverages                          4.67%
Aryzta AG                      Food and Agriculture                        4.60%
Dragon Oil PLC                 Energy                                      4.59%
Paddy Power PLC                Leisure and Hotels                          4.54%
Elan Corp. PLC-Sponsored ADR   Health Care Services                        4.53%

THE NEW IRELAND FUND, INC.
Portfolio Holdings (unaudited)

                                                       Value (U.S.)
July 31, 2011                                 Shares     (Note A)
-------------                                 -------  ------------
COMMON STOCKS (97.87%)
COMMON STOCKS OF IRISH COMPANIES (88.55%)
AGRICULTURAL OPERATIONS (4.58%)
    Continental Farmer Group PLC*             765,697  $    341,097
    Origin Enterprises PLC                    434,790     2,311,749
                                                       ------------
                                                          2,652,846
                                                       ------------

BUSINESS SERVICES (5.45%)
    DCC PLC                                   116,820     3,159,340
                                                       ------------

BUSINESS SUPPORT SERVICES (3.33%)
    CPL Resources PLC                         497,050     1,928,516
                                                       ------------

CONSTRUCTION AND BUILDING MATERIALS (21.81%)
    CRH PLC                                   395,038     7,777,122
    Grafton Group PLC-UTS                     513,167     2,145,909
    Kingspan Group PLC                        270,673     2,722,717
                                                       ------------
                                                         12,645,748
                                                       ------------

DIVERSIFIED FINANCIAL SERVICES (5.58%)
    FBD Holdings PLC                           51,296       507,881
    IFG Group PLC                             624,801     1,571,228
    TVC Holdings PLC*                         815,973       902,872
    Worldspreads Group PLC*                   405,006       256,079
                                                       ------------
                                                          3,238,060
                                                       ------------

ENERGY (4.59%)
    Dragon Oil PLC                            296,983     2,661,747
                                                       ------------

FOOD AND AGRICULTURE (4.60%)
    Aryzta AG                                  49,417     2,667,946
                                                       ------------

FOOD AND BEVERAGES (13.31%)
    C&C Group PLC                             540,907     2,751,600
    Glanbia PLC                               296,437     1,946,315
    Kerry Group PLC, Series A                  65,481     2,704,812
    Total Produce PLC                         552,258       313,472
                                                       ------------
                                                          7,716,199
                                                       ------------
HEALTH CARE SERVICES (8.51%)
    Elan Corp. PLC-Sponsored ADR*             237,200     2,623,432
    ICON PLC-Sponsored ADR*                    70,767     1,580,227
    United Drug PLC                           216,966       729,570
                                                       ------------
                                                          4,933,229
                                                       ------------

THE NEW IRELAND FUND, INC.
Portfolio Holdings (unaudited) (continued)

                                                                  Value (U.S.)
July 31, 2011                                            Shares     (Note A)
-------------                                            -------  ------------
LEISURE AND HOTELS (4.54%)
       Paddy Power PLC                                    53,771  $  2,631,024
                                                                  ------------

TRANSPORTATION (12.25%)
       Aer Lingus Group PLC*                             836,229       813,530
       Irish Continental Group PLC                        91,000     1,994,209
       Ryanair Holdings PLC                              937,342     4,295,484
                                                                  ------------
                                                                     7,103,223
                                                                  ------------

TOTAL COMMON STOCKS OF IRISH COMPANIES
       (Cost $44,112,272)                                           51,337,878
                                                                  ------------

COMMON STOCKS OF DUTCH COMPANIES (2.25%)
FOOD AND BEVERAGES (2.25%)
       Unilever NV-CVA                                    40,000     1,301,930
                                                                  ------------

TOTAL COMMON STOCKS OF DUTCH COMPANIES
       (Cost $1,236,299)                                             1,301,930
                                                                  ------------

COMMON STOCKS OF GERMAN COMPANIES (3.07%)
INFORMATION TECHNOLOGY (3.07%)
       SAP AG                                             28,400     1,781,199
                                                                  ------------

TOTAL COMMON STOCKS OF GERMAN COMPANIES
       (Cost $1,690,141)                                             1,781,199
                                                                  ------------

COMMON STOCKS OF FRENCH COMPANIES (4.00%)
ENERGY (1.87%)
       Total SA                                           20,000     1,085,804
                                                                  ------------

INDUSTRIALS (2.13%)
       Schneider Electric SA                               8,500     1,235,504
                                                                  ------------

TOTAL COMMON STOCKS OF FRENCH COMPANIES
       (Cost $2,559,869)                                             2,321,308
                                                                  ------------

TOTAL COMMON STOCKS BEFORE FOREIGN CURRENCY ON DEPOSIT
       (Cost $49,598,581)                                         $ 56,742,315
                                                                  ------------

                                                           Face
                                                           Value
                                                         --------
FOREIGN CURRENCY ON DEPOSIT (1.62%)
       British Pounds Sterling                           L 19,706   32,348
       Euro                                              E629,924  905,206
                                                                   -------
TOTAL FOREIGN CURRENCY ON DEPOSIT
       (Cost $935,945)**                                           937,554
                                                                   -------

THE NEW IRELAND FUND, INC.
Portfolio Holdings (unaudited) (continued)

                                      Value (U.S.)
July 31, 2011                           (Note A)
------------------------------------  ------------
TOTAL INVESTMENTS (99.49%)
    (Cost $50,534,526)                $ 57,679,869
OTHER ASSETS AND LIABILITIES (0.51%)       293,494
                                      ------------
NET ASSETS (100.00%)                  $ 57,973,363
                                      ============

* Non-income producing security.

** Foreign currency held on deposit at JPMorgan Chase & Co.

ADR - American Depositary Receipt traded in U.S. dollars.

UTS - Units

The Inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. The summary of inputs used to value the Fund's net assets as of July 31, 2011 is as follows (See Note A - Security Valuation in the Notes to Quarterly Portfolio Holdings):

                                                             LEVEL 2
                                   TOTAL        LEVEL 1    SIGNIFICANT  SIGNIFICANT
                                  VALUE AT      QUOTED     OBSERVABLE   UNOBSERVABLE
                                  07/31/11       PRICE       INPUTS        INPUTS
                                 -----------  -----------  -----------  ------------
Investments in Securities +
  Common Stocks*
     Agricultural Operations     $ 2,652,846  $ 2,311,749  $   341,097  $         --
     Business Services             3,159,340    3,159,340           --            --
     Business Support Services     1,928,516           --    1,928,516            --
     Construction
         and Building Materials   12,645,748   12,645,748           --            --
     Diversified Financial
         Services                  3,238,060    2,981,981      256,079            --
     Energy                        3,747,551    3,747,551           --            --
     Food and Agriculture          2,667,946    2,667,946           --            --
     Food and Beverages            9,018,129    9,018,129           --            --
     Health Care Services          4,933,229    4,933,229           --            --
     Industrials                   1,235,504    1,235,504           --            --
     Information Technology        1,781,199    1,781,199           --            --
     Leisure and Hotels            2,631,024    2,631,024           --            --
     Transportation                7,103,223    7,103,223           --            --
                                 -----------  -----------  -----------  ------------
  Total Common Stocks            $56,742,315  $54,216,623  $ 2,525,692  $         --
                                 ===========  ===========  ===========  ============

+ Total Investments exclude Foreign Currency on Deposit.

* See Portfolio Holdings detail for country breakout.

The Fund did not have any significant transfers in and out of Level 1 and Level 2 during the period.

THE NEW IRELAND FUND, INC.
NOTES TO PORTFOLIO HOLDINGS (unaudited)

A. VALUATION AND INVESTMENT PRACTICES:

      SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

      FAIR VALUE MEASUREMENTS: As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principals ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

      Level 1 -   unadjusted  quoted prices in active  markets for identical assets or liabilities that the Fund has the ability to access.

      Level 2 -   observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

      Level 3 -   unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

      The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

      The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. A summary of the levels of the Fund's investments as of July 31, 2011 is included with the Fund's Portfolio of Investments.

      At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management

THE NEW IRELAND FUND, INC.
NOTES TO PORTFOLIO HOLDINGS (unaudited) (continued)

evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

      CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-Interactive Data Corp. ("FT-IDC") each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

      FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have been terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of July 31, 2011.

      SECURITIES TRANSACTIONS: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. UNREALIZED APPRECIATION/(DEPRECIATION):

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and depreciation on assets and liabilities in foreign currencies on a tax basis as of July 31, 2011 were as follows:

                                                                    NET
                   GROSS           GROSS                         UNREALIZED
                 UNREALIZED      UNREALIZED     NET UNREALIZED  APPRECIATION      NET
TOTAL COST OF   APPRECIATION    DEPRECIATION     APPRECIATION    ON FOREIGN    UNREALIZED
INVESTMENTS    ON INVESTMENTS  ON INVESTMENTS   ON INVESTMENTS    CURRENCY    APPRECIATION
-------------  --------------  --------------   --------------  ------------  ------------
$  49,598,581  $   12,901,151  $   (5,757,417)  $    7,143,734  $      3,668  $  7,147,402

C. RISK FACTORS:

      Investing in the fund may involve certain risks including, but not limited to, those described below.

      The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

THE NEW IRELAND FUND, INC.
Notes to Financial Statements (unaudited) (continued)

      Investments  in  securities  issued by entities  based  outside the United
States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                           THE NEW IRELAND FUND, INC.
                             DIRECTORS AND OFFICERS

               Peter J. Hooper         - Chairman of the Board
               Sean Hawkshaw           - Director and President
               David Dempsey           - Director
               Margaret Duffy          - Director
               Denis P. Kelleher       - Director
               George  G. Moore        - Director
               Lelia Long              - Treasurer
               Colleen Cummings        - Assistant Treasurer
               Vincenzo A. Scarduzio   - Secretary
               Salvatore Faia          - Chief Compliance Officer

                          PRINCIPAL INVESTMENT ADVISOR
                 Kleinwort Benson Investment International Ltd.
                       One Rockefeller Plaza - 32nd Floor
                               New York, NY 10020

                                  ADMINISTRATOR
                    BNY Mellon Investment Servicing (US) Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIANS
                              JPMorgan Chase & Co.
                       North America Investment Services
                            3 Metro Tech - 7th Floor
                            Brooklyn, New York 11245

                           SHAREHOLDER SERVICING AGENT
                     American Stock Transfer & Trust Company
                                 59 Maiden Lane
                            New York, New York 10038

                                  LEGAL COUNSEL
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                 INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM
                              Tait Weller Baker LP
                               1818 Market Street
                             Philadelphia, PA 19103

                                 CORRESPONDENCE
                   All correspondence should be addressed to:
                           The New Ireland Fund, Inc.
                             c/o BNY Mellon Center
                                One Boston Place
                             201 Washington Street
                                   34th Floor
                          Boston, Massachusetts 02109

                   Telephone inquiries should be directed to:
                        1-800-GO-TO-IRL (1-800-468-6475)
                                Website address:
                             www.newirelandfund.com

IR-QTR 07/11

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The New Ireland Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Sean Hawkshaw
                         -------------------------------------------------------
                           Sean Hawkshaw, President
                           (principal executive officer)

Date     9/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Sean Hawkshaw
                         -------------------------------------------------------
                           Sean Hawkshaw, President
                           (principal executive officer)

Date     9/22/11

By (Signature and Title)*  /s/ Lelia Long
                         -------------------------------------------------------
                           Lelia Long, Treasurer
                           (principal financial officer)

Date     9/22/11

* Print the name and title of each signing officer under his or her signature.